UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment [  ];     Amendment Number:
                                                   ----
This Amendment (Check only one):
     [   ] is a restatement.
     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Progeny 3, Inc.
Address:  601 Union Street, Suite 1450
          Seattle, WA 98101

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Eric Shapow
Title: Chief Financial Officer
Phone: 206.654.3619

Signature, Place, and Date of Signing:
/s/ Eric Shapow          Seattle, Washington     November 13, 2012
---------------          -------------------     ----------------
[Signature]              [City, State]           [Date]

Report Type (Check only one.):
[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $189,249 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS/PRN       SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

KRAFT FOODS INC             CL A         50075N104        392        9,480    SH         SOLE                    9,480
AES CORP                    COM          00130H105        599       54,610    SH         SOLE                   54,610
ALEXION PHARMACEUTICALS INC COM          15351109         102          890    SH         SOLE                      890
ANALOG DEVICES INC          COM          32654105         946       24,130    SH         SOLE                   24,130
AVON PRODS INC              COM          54303102       2,137      133,970    SH         SOLE                  133,970
BAXTER INTL INC             COM          71813109         582        9,660    SH         SOLE                    9,660
CATERPILLAR INC DEL         COM          149123101        675        7,840    SH         SOLE                    7,840
CELANESE CORP DEL           COM SER A    150870103      1,030       27,160    SH         SOLE                   27,160
CHEVRON CORP NEW            COM          166764100      2,409       20,670    SH         SOLE                   20,670
DIAMOND OFFSHORE
DRILLING IN                 COM          25271C102      2,658       40,390    SH         SOLE                   40,390
FLOWSERVE CORP              COM          34354P105      1,105        8,650    SH         SOLE                    8,650
FLUOR CORP NEW              COM          343412102      2,994       53,200    SH         SOLE                   53,200
HEINZ H J CO                COM          423074103      1,050       18,770    SH         SOLE                   18,770
INTEL CORP                  COM          458140100      2,081       91,740    SH         SOLE                   91,740
LAM RESEARCH CORP           COM          512807108        257        8,080    SH         SOLE                    8,080
LAS VEGAS SANDS CORP        COM          517834107      1,918       41,370    SH         SOLE                   41,370
MAXIM INTEGRATED PRODS INC  COM          57772K101      1,661       62,390    SH         SOLE                   62,390
MCDONALDS CORP              COM          580135101        677        7,380    SH         SOLE                    7,380
PROSHARES TR                PSHS SHRT
                            S&P500       74347R503     37,675    1,105,475    SH         SOLE                1,105,475
VANGUARD INTL EQUITY        MSCI EMR
INDEX F                     MKT ETF      922042858     89,029    2,132,424    SH         SOLE                2,132,424
MICRON TECHNOLOGY INC       COM          595112103      2,722      454,790    SH         SOLE                  454,790
NVIDIA CORP                 COM          67066G104      1,569      117,650    SH         SOLE                  117,650
PFIZER INC                  COM          717081103      1,951       78,500    SH         SOLE                   78,500
QUALCOMM INC                COM          747525103      2,668       42,700    SH         SOLE                   42,700
SANDISK CORP                COM          80004C101      2,492       57,370    SH         SOLE                   57,370
SCHLUMBERGER LTD            COM          806857108      1,435       19,840    SH         SOLE                   19,840
SKYWORKS SOLUTIONS INC      COM          83088M102        843       35,760    SH         SOLE                   35,760
SOUTHERN COPPER CORP        COM          84265V105      1,808       52,617    SH         SOLE                   52,617
SPECTRA ENERGY CORP         COM          847560109         90        3,060    SH         SOLE                    3,060
TRANSOCEAN INC              NOTE
                            1.500%12/1   893830AW9        999    1,000,000   PRN         SOLE                1,000,000
WESTERN DIGITAL CORP        COM          958102105      2,021       52,170    SH         SOLE                   52,170
WYNN RESORTS LTD            COM          983134107      2,323       20,120    SH         SOLE                   20,120
YUM BRANDS INC              COM          988498101        482        7,270    SH         SOLE                    7,270
ISHARES TR                  HIGH YLD
                            CORP         464288513      1,275       13,800    SH         SOLE                   13,800
SPDR SERIES TRUST           BRCLYS YLD
                            ETF          78464A417     10,859      270,000    SH         SOLE                  270,000
ALPS ETF TR                 ALBERIAN MLP 00162Q866      5,738      346,300    SH         SOLE                  346,300

